Income Taxes (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Bond Loan
Current tax at U.S. statutory rate					$ (6,315)	$ (10,707)
Effect of state tax					(1,636)	(1,132)
Effect of valuation allowance					8,963	13,450
Warranty Liability					(12)	(83)
Effect of non-US income tax rates					(288)	(4,100)
Impairment					(875)	1,073
Stock compensation					199	1,677
Other, net					(91)	(260)
Total income tax (benefit) provision	$ 0	$ 0	$ 1	$ (55)	$ (55)	$ (82)